Convertible Notes	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

NOTE 3 – CONVERTIBLE NOTES

A.	On June 5, 2019, the Company entered into a Securities Purchase Agreement (“SPA”) with YAII PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a convertible loan in the aggregate amount of $1,100,000 in three tranches, and the Company agreed to issue convertible debentures and a warrant to the Investor.

The first tranche of the convertible debentures in the amount of $200,000 was provided upon execution of the SPA. The second tranche in the amount of $300,000 was provided on October 23, 2019 upon the Company filing of a Registration Statement on Form S-4 in connection with the Merger with Samsara Delaware. The third tranche in the amount of $600,000 was provided on November 18, 2019 upon consummation of the Merger with Samsara Delaware and the fulfillment of all conditions required for the Merger. The Company incurred issuance cost of $100,000 with connection to those convertible debentures.

Each tranche of the loan will bear interest at an annual rate of ten percent (10%). The principal amount together with the accrued and unpaid interest will be repayable after two years. Each tranche of the loan together with the accrued and unpaid interest (or any portion at the discretion of the Investor) will be convertible at any time six months following the issuance date, into shares of Company’s common stock at a conversion price equal to the lower of $0.003 per share or 80% of the lowest volume-weighted average price (VWAP) of Company’s share during the period of 10 days preceding the conversion date.

On December 9, 2019 and pursuant to the SPA, YAII exercised its option to convert the first Convertible Promissory Note principal amount of $200,000 and the accrued interest into 9,988 shares of Common Stock of the Company.

On July 24, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $50,000 and the accrued interest in the amount of $22,684 into 12,979 shares of Common Stock of the Company.

On August 5, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $75,000 and the accrued interest in the amount of $753 into 21,644 shares of Common Stock of the Company.

On August 13, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $75,000 and the accrued interest in the amount of $481 into 21,522 shares of Common Stock of the Company.

On October 12, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $1,671 into 18,454 shares of Common Stock of the Company.

On November 2, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $288 into 23,947 shares of Common Stock of the Company.

On November 16, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $10,000 and the accrued interest in the amount of $30,323 into 28,802 shares of Common Stock of the Company.

On November 19, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $45,000 and the accrued interest in the amount of $159 into 32,256 shares of Common Stock of the Company.

On December 17, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $45,000 and the accrued interest in the amount of $4,104 into 35,074 shares of Common Stock of the Company.

On January 14, 2021 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $3,625 into 38,303 shares of Common Stock of the Company.

On February 11, 2021 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $55,000 and the accrued interest in the amount of $3,496 into 16,713 shares of Common Stock of the Company.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the balance sheet dates:

March 31, 2021
Common stock price	2.20
Expected volatility	349.98%
Expected term	0.18
Risk free rate	0.01%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$308

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	0.43
Risk free rate	0.19%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$330

In addition, the Company issued to the Investor a warrant to purchase 13,095 shares of common stock, at an exercise price equal to $21.00. The warrants may be exercised within 5 years from the issuance date by cash payment or through cashless exercise by the surrender of warrants shares having a value equal to the exercise price of the portion of the warrant being exercised.

The Company considered the provisions of ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”, with respect to the detachable Warrants that were issued to the Convertible loan, and determined that as a result of the “cashless exercise” and variable exercise price that would adjust the number of Warrants and the exercise price of the Warrants based on the price at which the Company subsequently issues shares or other equity-linked financial instruments, such Warrants cannot be considered as indexed to the Company’s own stock. Accordingly, the Warrants were recognized as derivative liability at their fair value on initial recognition. In subsequent periods, the Warrants were marked to market with the changes in fair value recognized as financing expense or income in the consolidated statement of operations.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the balance sheet dates:

March 31, 2021
Common stock price	2.20
Expected volatility	251.36%
Expected term	3.18 years
Risk free rate	0.4%
Expected dividend yield	0%
Fair Market Value of Warrants	$27

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	3.43 years
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$16

B.	On September 3, 2020, Samsara Luggage, Inc. (the “Company”) entered into a second Securities Purchase Agreement (“SPA”) with the “Investor, pursuant to which the Investor will invest an aggregate amount of $220 in two tranches, and the Company will issue convertible debentures and warrants to the Investor. The first tranche of the convertible debentures in the amount of $150 was provided upon execution of the SPA. The second tranche in the amount of $70 was provided on October 7, 2020. Each tranche of the loan bears interest at an annual rate of ten percent (10%). Each tranche of the investment bears interest at an annual rate of ten percent (10%) and will be repayable after two years. Each tranche of the investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $0.003 per share, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company will issue to the Investor warrants to purchase an aggregate of 2,619 shares of Common Stock, at an exercise price equal to $0.003. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised. The Company has undertaken to increase its authorized shares of Common Stock to at least 7,000,000,000 within 90 days of the closing. The SPA and the convertible debentures contain events of default, including, among other things, failure to repay the convertible debentures by the maturity date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the convertible debentures into shares of common stock.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet dates:

The following are the data and assumptions used as of the balance sheet date:

March 31, 2021
Common stock price	2.20
Expected volatility	251.36%
Expected term	1.42
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$176

December 31, 2020
Common stock price	1.39
Expected volatility	227.38%
Expected term	1.67
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$157

In addition, the Company issued to the Investor a warrant to purchase 2,619 shares of common stock, at an exercise price equal to $21.00. The warrants may be exercised within 5 years from the issuance date by cash payment or through cashless exercise by the surrender of warrants shares having a value equal to the exercise price of the portion of the warrant being exercised.

The Company considered the provisions of ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”, with respect to the detachable Warrants that were issued to the Convertible loan, and determined that as a result of the “cashless exercise” and variable exercise price that would adjust the number of Warrants and the exercise price of the Warrants based on the price at which the Company subsequently issues shares or other equity-linked financial instruments, such Warrants cannot be considered as indexed to the Company’s own stock. Accordingly, the Warrants were recognized as derivative liability at their fair value on initial recognition. In subsequent periods, the Warrants were marked to market with the changes in fair value recognized as financing expense or income in the consolidated statement of operations.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet dates:

The following are the data and assumptions used as of the balance sheet dates:

March 31, 2021
Common stock price	2.20
Expected volatility	251.36%
Expected term	4.43
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$5

December 31, 2020
Common stock price	1.39
Expected volatility	227.88%
Expected term	4.68
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$4

C.	On June 26, 2020, the Company entered into a Securities Purchase Agreement (“SPA”) with Power Up Lending Group Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with an initial investment in the form of a convertible loan in the principal amount of $67 (the “Initial Investment”). The SPA contemplates additional financing of up to $925 in the aggregate, subject to the agreement of both parties. The funds are expected to be used to finance the Company’s working capital needs.

The convertible loan will bear interest at an annual rate of eight percent (8%) with a maturity date of June 25, 2021 (the “Maturity Date”). The loan will be convertible after six months into shares of the Company’s common stock at a conversion price equal to seventy-five percent (75%) of the average of the lowest trading price for the Company’s common stock during the twenty (20) trading day period prior to the conversion date. The Company agreed to an original issue discount of $9 and to reimburse the Investor for its costs in the amount of $3. Accordingly, the net proceeds to the Company from the Initial Investment amounted to $55.

The SPA and the convertible note contain events of default, including, among other things, failure to repay the loan amount by the Maturity Date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the loan amount into shares of common stock.

On December 28, 2020 and pursuant to the SPA, Power- Up exercised its option to convert the second Convertible Promissory Note principal in the amount of $38,100 into 36,286 shares of Common Stock of the Company.

On December 31, 2020 and pursuant to the SPA, Power- Up exercised its option to convert the second Convertible Promissory Note principal in the amount of $23,100 into 22,000 shares of Common Stock of the Company.

On January 11, 2021 and pursuant to the SPA, Power-up exercised its option to convert the Convertible Promissory Note principal in the amount of $ 7 and the accrued interest in the amount of $ 1 into 7,448 shares of Common Stock of the Company.

The following table presents the changes in fair value of the level 3 liabilities for the period ended March 31, 2021:

	Warrants	Convertible component
	(U.S. dollars in thousands)
Outstanding at December 31, 2020	20	493
Fair value converted	-	(149)
Fair value of issued level 3 liability	-	-
Changes in fair value	12	140
Outstanding at December 31, 2021	32	484

D.	On August 22, 2018 the Company (through a related company) entered into a Secured Loan and Service Agreement with an affiliated entity of Moshe Zuk (hereunder “Zuk”) for the finance of the ongoing working capital of the Company, according to which Zuk granted the Company a loan in the amount of $200,000. The loan bears a monthly interest at a rate of 2% paid quarterly and calculated daily. The loan was guaranteed by the Company and by one of its shareholders. In addition, Zuk granted the Company a credit line of up to $300,000 per year. The credit line shall bear a monthly interest of 1.5% of the utilized credit line. As of the date of these financial statements, the Company has not utilized such line of credit.

E.	On March 24, 2019, the Company entered into a Convertible Loan Agreement with Moshe Zuk (the “Lender”). Under the agreement, the Lender provided the Company with a loan in the amount of fifty thousand dollars ($50,000). The Company undertook to repay the loan principal, plus annual interest of 12%, within one year. The Lender may convert the loan plus interest into shares of the Company’s common stock at a price per share based on the lower of (a) a discount of twenty percent (20%) to the valuation of the Company at the Company’s first financing round, or (b) a one million-dollar ($1,000,000) valuation.

NOTE 3 – CONVERTIBLE NOTES

A.	On June 5, 2019, the Company entered into a Securities Purchase Agreement (“SPA”) with YAII PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a convertible loan in the aggregate amount of $1,100,000 in three tranches, and the Company agreed to issue convertible debentures and a warrant to the Investor.

The first tranche of the convertible debentures in the amount of $200,000 was provided upon execution of the SPA. The second tranche in the amount of $300,000 was provided on October 23, 2019 upon the Company filing of a Registration Statement on Form S-4 in connection with the Merger with Samsara Delaware. The third tranche in the amount of $600,000 was provided on November 18, 2019 upon consummation of the Merger with Samsara Delaware and the fulfillment of all conditions required for the Merger. The Company incurred issuance cost of $100,000 with connection to those convertible debentures.

Each tranche of the loan will bear interest at an annual rate of ten percent (10%). The principal amount together with the accrued and unpaid interest will be repayable after two years. Each tranche of the loan together with the accrued and unpaid interest (or any portion at the discretion of the Investor) will be convertible at any time six months following the issuance date, into shares of Company’s common stock at a conversion price equal to the lower of $0.003 per share or 80% of the lowest volume-weighted average price (VWAP) of Company’s share during the period of 10 days preceding the conversion date.

On January 14, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $50 and the accrued interest in the amount of $4 into 38,303 shares of Common Stock of the Company. The fair market value of the shares was $64.

On February 11, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $55 and the accrued interest in the amount of $3 into 16,713 shares of Common Stock of the Company. The fair market value of the shares was $216.

On April 19, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $40 and the accrued interest in the amount of $7 into 40,861 shares of Common Stock of the Company. The fair market value of the shares was $62.

On May 12, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $60 and the accrued interest in the amount of $2 into 44,202 shares of Common Stock of the Company. The fair market value of the shares was $103.

On May 17, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $65 into 48,316 shares of Common Stock of the Company. The fair market value of the shares was $85.

On May 20, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $65 into 50,611 shares of Common Stock of the Company. The fair market value of the shares was $171.

On May 21, 2021 and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $70 into 54,386 shares of Common Stock of the Company. The fair market value of the shares was $280.

On May 24, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $70 into 54,407 shares of Common Stock of the Company. The fair market value of the shares was $322.

On May 24, 2021, and pursuant to the SPA, YAII exercised its option to convert the remainder of the Convertible Promissory Note principal in the amount of $15 and accrued interest of $11 into 11,647 shares of Common Stock of the Company. The fair market value of the shares was $68.

As of June 30, 2021 this loan was paid in full.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date.  The following are the data and assumptions used as of the balance sheet dates:

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	0.43
Risk free rate	0.19%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$330

In addition, the Company issued to the Investor a warrant to purchase 13,095 shares of common stock, at an exercise price equal to $21.00. The warrants may be exercised within 5 years from the issuance date by cash payment or through cashless exercise by the surrender of warrants shares having a value equal to the exercise price of the portion of the warrant being exercised.

The Company considered the provisions of ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”, with respect to the detachable Warrants that were issued to the Convertible loan, and determined that as a result of the “cashless exercise” and variable exercise price that would adjust the number of Warrants and the exercise price of the Warrants based on the price at which the Company subsequently issues shares or other equity-linked financial instruments, such Warrants cannot be considered as indexed to the Company’s own stock. Accordingly, the Warrants were recognized as derivative liability at their fair value on initial recognition. In subsequent periods, the Warrants were marked to market with the changes in fair value recognized as financing expense or income in the consolidated statement of operations.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date.  The following are the data and assumptions used as of the balance sheet dates:

June 30, 2021
Common stock price	$3,94
Expected volatility	312%
Expected term	2.93 years
Risk free rate	0.45%
Expected dividend yield	0%
Fair Market Value of Warrants	$51

December 31, 2020
Common stock price	1.40
Expected volatility	227.88%
Expected term	3.43 years
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$16

B.

On September 3, 2020, Samsara Luggage, Inc. (the “Company”) entered into a second Securities Purchase Agreement (“SPA”) with the Investor, pursuant to which the Investor will invest an aggregate amount of $220 in two tranches, and the Company will issue convertible debentures and warrants to the Investor. The first tranche of the convertible debentures in the amount of $150 was provided upon execution of the SPA. The second tranche in the amount of $70 was provided on October 7, 2020. Each tranche of the loan bears interest at an annual rate of ten percent (10%). Each tranche of the investment bears interest at an annual rate of ten percent (10%) and will be repayable after two years. Each tranche of the investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $0.003 per share, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company will issue to the Investor warrants to purchase an aggregate of 2,619 shares of Common Stock, at an exercise price equal to $0.003. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised. The Company has undertaken to increase its authorized shares of Common Stock to at least 7,000,000,000 within 90 days of the closing. The SPA and the convertible debentures contain events of default, including, among other things, failure to repay the convertible debentures by the maturity date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the convertible debentures into shares of common stock.

On May 24, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $50 into 47,247 shares of Common Stock of the Company. The fair market value of the shares was $281.

On May 25, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $80 into 62,138 shares of Common Stock of the Company. The fair market value of the shares was $249.

On May 28, 2021, and pursuant to the SPA, YAII exercised its option to convert the Convertible Promissory Note principal in the amount of $70 into 57,837 shares of Common Stock of the Company. The fair market value of the shares was $164.

On June 1, 2021, and pursuant to the SPA, YAII exercised its option to convert the remainder of the Convertible Promissory Note principal in the amount of $20 into 15,559 shares of Common Stock of the Company. The fair market value of the shares was $39.

As of June 30, 2021 this loan was paid in full.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet dates:

December 31, 2020
Common stock price	1.39
Expected volatility	227.38%
Expected term	1.67
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$157

In addition, the Company issued to the Investor a warrant to purchase 2,619 shares of common stock, at an exercise price equal to $21.00. The warrants may be exercised within 5 years from the issuance date by cash payment or through cashless exercise by the surrender of warrants shares having a value equal to the exercise price of the portion of the warrant being exercised.

The Company considered the provisions of ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”, with respect to the detachable Warrants that were issued to the Convertible loan, and determined that as a result of the “cashless exercise” and variable exercise price that would adjust the number of Warrants and the exercise price of the Warrants based on the price at which the Company subsequently issues shares or other equity-linked financial instruments, such Warrants cannot be considered as indexed to the Company’s own stock. Accordingly, the Warrants were recognized as derivative liability at their fair value on initial recognition. In subsequent periods, the Warrants were marked to market with the changes in fair value recognized as financing expense or income in the consolidated statement of operations.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet dates:

The following are the data and assumptions used as of the balance sheet dates:

June 30, 2021
Common stock price	$3.94
Expected volatility	312%
Expected term	4.18
Risk free rate	0.70%
Expected dividend yield	0%
Fair Market Value of Warrants	$10

December 31, 2020
Common stock price	1.39
Expected volatility	227.88%
Expected term	4.68
Risk free rate	0.19%
Expected dividend yield	0%
Fair Market Value of Warrants	$4

C.	On June 26, 2020, the Company entered into a Securities Purchase Agreement (“SPA”) with Power Up Lending Group Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with an initial investment in the form of a convertible loan in the principal amount of $67 (the “Initial Investment”). The SPA contemplates additional financing of up to $925 in the aggregate, subject to the agreement of both parties. The funds are expected to be used to finance the Company’s working capital needs.

The convertible loan will bear interest at an annual rate of eight percent (8%) with a maturity date of June 25, 2021 (the “Maturity Date”). The loan will be convertible after six months into shares of the Company’s common stock at a conversion price equal to seventy-five percent (75%) of the average of the lowest trading price for the Company’s common stock during the twenty (20) trading day period prior to the conversion date. The Company agreed to an original issue discount of $9 and to reimburse the Investor for its costs in the amount of $3. Accordingly, the net proceeds to the Company from the Initial Investment amounted to $55.

The SPA and the convertible note contain events of default, including, among other things, failure to repay the loan amount by the Maturity Date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the loan amount into shares of common stock.

On January 11, 2021 and pursuant to the SPA, Power-up exercised its option to convert the Convertible Promissory Note principal in the amount of $ 7 and the accrued interest in the amount of $ 1 into 7,448 shares of Common Stock of the Company.

As of June 30, 2021 this loan was paid in full.

D.	On April 6, 2021, the Company entered into a third Securities Purchase Agreement (“SPA”) with YAII PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a convertible loan in the aggregate amount of $150 and the Company agreed to issue convertible debentures and a warrant to the Investor. The loan will bear interest at an annual rate of ten percent (10%) and will be repayable after two years. The investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $3.46, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each of the issuance and balance sheet dates:

The following are the data and assumptions used as of the issuance date:

April 6, 2021
Common stock price	$1.97
Expected volatility	322%
Expected term	2.00
Risk free rate	0.16%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$156

The following are the data and assumptions used as of the balance sheet date:

June 30, 2021
Common stock price	$3.94
Expected volatility	312%
Expected term	1.77
Risk free rate	0.21%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$220

As part of the transaction, the Company issued to the Investor warrants to purchase an aggregate of 10,838 shares of Common Stock, at an exercise price equal to $3.46. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each of the issuance and balance sheet dates:

The following are the data and assumptions used as of the issuance date:

April 6 2021
Common stock price	$1.97
Expected volatility	322%
Expected term	5.00
Risk free rate	0.88%
Expected dividend yield	0%
Fair Market Value of Warrants	$21

The following are the data and assumptions used as of the balance sheet dates:

June 30, 2021
Common stock price	$3.94
Expected volatility	312.2%
Expected term	4.77
Risk free rate	0.82%
Expected dividend yield	0%
Fair Market Value of Warrants	$43

E.	On June 7, 2021, Samsara Luggage, Inc. (the “Company”) entered into a fourth Securities Purchase Agreement (“SPA”) with the Investor, pursuant to which the Investor will invest an aggregate amount of $1,250 in three tranches, and the Company will issue convertible debentures and warrants to the Investor, in which each traunch is convertible into shares of the Company’s common stock, par value $0.0001 (the “Common Stock”). The first traunch in the principal amount of $500 was issued on June 7, 2021. The second traunch in the principal amount of $500 will be issued within one (1) business day following the filing of a registration statement on Form S-1 (the “Registration Statement”) under the Securities Act of 1933, as amended, registering the Conversion Shares issuable upon conversion of the Convertible Debentures with the Securities and Exchange Commission (the “SEC”). The third traunch in the principal amount of $250 will be issued within one (1) business day following the Registration Statement having been declared effective by the SEC.

The Convertible Debentures bear interest at a rate of 10% per annum (15% on default) and have a maturity date of one (1) year. The Convertible Debentures provide a conversion right, in which any portion of the principal amount of the Convertible Debentures, together with any accrued but unpaid interest, may be converted into the Company’s Common Stock at a conversion price equal to 80% of the lowest volume weighted average price of the Company’s Common Stock during the ten (10) trading days immediately preceding the date of conversion, subject to adjustment. The Convertible Debentures may not be converted into common stock to the extent such conversion would result in the Investor beneficially owning more than 9.99% of the Company’s outstanding Common Stock (the “Beneficial Ownership Limitation”); provided, however, that the Beneficial Ownership Limitation may be waived by the Investor upon not less than 65 days’ prior notice to the Company. The Convertible Debentures provide the Company with a redemption right, pursuant to which the Company, upon fifteen (15) business days’ prior notice to the Investor, may redeem, in whole or in part, outstanding principal and interest at a redemption price equal to the principal amount being redeemed plus a redemption premium equal to 5% of the outstanding principal amount being redeemed plus outstanding and accrued interest; however, the Investor shall have fifteen (15) business days after receipt of the Company’s redemption notice to elect to convert all or any portion of the Convertible Debentures, subject to the Beneficial Ownership Limitation. In connection with the Securities Purchase Agreement, the Company executed a registration rights agreement (the “Registration Rights Agreement”) pursuant to which it is required to file the Registration Statement with the SEC for the resale of the Conversion Shares. Pursuant to the Registration Rights Agreement, the Company is required to meet certain obligations with respect to, among other things, the timeliness of the filing and effectiveness of the Registration Statement. The Company is obligated to file the Registration Statement no later than 45 days after the First Closing Date and to have it declared effective by the SEC no later than 105 days after filing (the “Registration Obligations”).

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet dates:

The following are the data and assumptions used as of the issuance date:

June 7, 2021
Common stock price	$6.33
Expected volatility	359%
Expected term	1.00
Risk free rate	0.05%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$423

The following are the data and assumptions used as of the balance sheet date:

June 30, 2021
Common stock price	$3.94
Expected volatility	359%
Expected term	0.94
Risk free rate	0.07%
Forfeiture rate	0%
Expected dividend yield	0%
Fair Market Value of Convertible component	$421

The following table presents the changes in fair value of the level 3 liabilities for the period ended June 30, 2021:

	Warrants	Convertible component
	(U.S. dollars in thousands)
Outstanding at December 31, 2020	20	493
Fair value converted	-	(484)
Fair value of issued level 3 liability	21	578
Changes in fair value	63	54
Outstanding at June 30, 2021	104	641

NOTE 3 – CONVERTIBLE NOTES

A.	On June 5, 2019, the Company entered into a Securities Purchase Agreement (“SPA”) with YAII PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a convertible loan in the aggregate amount of $1,100,000 in three tranches, and the Company agreed to issue convertible debentures and a warrant to the Investor.

The first tranche of the convertible debentures in the amount of $200,000 was provided upon execution of the SPA. The second tranche in the amount of $300,000 was provided on October 23, 2019 upon the Company filing of a Registration Statement on Form S-4 in connection with the Merger with Samsara Delaware. The third tranche in the amount of $600,000 was provided on November 18, 2019 upon consummation of the Merger with Samsara Delaware and the fulfillment of all conditions required for the Merger. The Company incurred issuance cost of $100,000 with connection to those convertible debentures.

Each tranche of the loan will bear interest at an annual rate of ten percent (10%). The principal amount together with the accrued and unpaid interest will be repayable after two years. Each tranche of the loan together with the accrued and unpaid interest (or any portion at the discretion of the Investor) will be convertible at any time six months following the issuance date, into shares of Company’s common stock at a conversion price equal to the lower of $0.003 per share or 80% of the lowest volume-weighted average price (VWAP) of Company’s share during the period of 10 days preceding the conversion date.

On December 9, 2019 and pursuant to the SPA, YAII exercised its option to convert the first Convertible Promissory Note principal amount of $200,000 and the accrued interest into 9,988 shares of Common Stock of the Company.

On July 24, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $50,000 and the accrued interest in the amount of $22,684 into 12,979 shares of Common Stock of the Company.

On August 5, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $75,000 and the accrued interest in the amount of $753 into 21,644 shares of Common Stock of the Company.

On August 13, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal amount of $75,000 and the accrued interest in the amount of $481 into 21,522 shares of Common Stock of the Company.

On October 12, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $1,671 into 18,454 shares of Common Stock of the Company.

On November 2, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $50,000 and the accrued interest in the amount of $288 into 23,947 shares of Common Stock of the Company.

On November 16, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $10,000 and the accrued interest in the amount of $30,323 into 28,802 shares of Common Stock of the Company.

On November 19, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $45,000 and the accrued interest in the amount of $159 into 32,256 shares of Common Stock of the Company.

On December 17, 2020 and pursuant to the SPA, YAII exercised its option to convert the second Convertible Promissory Note principal in the amount of $45,000 and the accrued interest in the amount of $4,104 into 35,074shares of Common Stock of the Company.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the balance sheet dates:

December 31, 2020
Common stock price	0.0002
Expected volatility	227.88%
Expected term	0.43
Risk free rate	0.19%
Forfeiture rate	0%
Expected dividend yield	0%

December 31, 2019
Common stock price	0.0061
Expected volatility	34.35%
Expected term	1.43 years
Risk free rate	1.59%
Forfeiture rate	0%
Expected dividend yield	0%

In addition, the Company issued to the Investor a warrant to purchase 13,095 shares of common stock, at an exercise price equal to $0.003. The warrants may be exercised within 5 years from the issuance date by cash payment or through cashless exercise by the surrender of warrants shares having a value equal to the exercise price of the portion of the warrant being exercised.

The Company considered the provisions of ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”, with respect to the detachable Warrants that were issued to the Convertible loan, and determined that as a result of the “cashless exercise” and variable exercise price that would adjust the number of Warrants and the exercise price of the Warrants based on the price at which the Company subsequently issues shares or other equity-linked financial instruments, such Warrants cannot be considered as indexed to the Company’s own stock. Accordingly, the Warrants were recognized as derivative liability at their fair value on initial recognition. In subsequent periods, the Warrants were marked to market with the changes in fair value recognized as financing expense or income in the consolidated statement of operations.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the balance sheet dates:

December 31, 2020
Common stock price	0.0002
Expected volatility	227.88%
Expected term	3.43 years
Risk free rate	0.19%
Expected dividend yield	0%

December 31, 2019
Common stock price	0.0061
Expected volatility	32.55%
Expected term	4.43 years
Risk free rate	1.61%
Expected dividend yield	0%

B.	On September 3, 2020, Samsara Luggage, Inc. (the “Company”) entered into a second Securities Purchase Agreement (“SPA”) with the “Investor, pursuant to which the Investor will invest an aggregate amount of $220 in two tranches, and the Company will issue convertible debentures and warrants to the Investor. The first tranche of the convertible debentures in the amount of $150 was provided upon execution of the SPA. The second tranche in the amount of $70 was provided on October 7,2020. Each tranche of the loan bears interest at an annual rate of ten percent (10%). Each tranche of the investment bears interest at an annual rate of ten percent (10%) and will be repayable after two years. Each tranche of the investment will be convertible at any time into shares of the Company’s Common Stock at a conversion price equal to the lower of (a) $0.003 per share, or (b) 80% of the lowest the daily dollar volume-weighted average price for the Company’s Common Stock during the 10 trading days immediately preceding the conversion date. As part of the transaction, the Company will issue to the Investor warrants to purchase an aggregate of 2,619 shares of Common Stock, at an exercise price equal to $0.003. The term of each warrant is five years from the issue date. Each warrant may be exercised by cash payment or through cashless exercise by the surrender of warrant shares having a value equal to the exercise price of the portion of the warrant being exercised. The Company has undertaken to increase its authorized shares of Common Stock to at least 7,000,000,000 within 90 days of the closing. The SPA and the convertible debentures contain events of default, including, among other things, failure to repay the convertible debentures by the maturity date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the convertible debentures into shares of common stock.

In accordance with ASC 815-15-25 the conversion feature was considered embedded derivative instruments, and is to be recorded at their fair value as its fair value can be separated from the convertible loan and its conversion is independent of the underlying note value. The Company recorded finance expenses in respect of the convertible component in the convertible loan in the excess amount of the convertible component fair value over the face loan amount. The conversion liability is then marked to market each reporting period with the resulting gains or losses shown in the statements of operations.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date.

The following are the data and assumptions used as of September 3, 2020:

September 3, 2020
Common stock price	0.0011
Expected volatility	177.1%
Expected term	2.00
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%

The following are the data and assumptions used as of the balance sheet date:

December 31, 2020
Common stock price	0.002
Expected volatility	227.38%
Expected term	1.67
Risk free rate	0.12%
Forfeiture rate	0%
Expected dividend yield	0%

In addition, the Company issued to the Investor a warrant to purchase 2,619 shares of common stock, at an exercise price equal to $0.003. The warrants may be exercised within 5 years from the issuance date by cash payment or through cashless exercise by the surrender of warrants shares having a value equal to the exercise price of the portion of the warrant being exercised.

The Company considered the provisions of ASC 815-40, “Derivatives and Hedging: Contracts in Entity’s Own Equity”, with respect to the detachable Warrants that were issued to the Convertible loan, and determined that as a result of the “cashless exercise” and variable exercise price that would adjust the number of Warrants and the exercise price of the Warrants based on the price at which the Company subsequently issues shares or other equity-linked financial instruments, such Warrants cannot be considered as indexed to the Company’s own stock. Accordingly, the Warrants were recognized as derivative liability at their fair value on initial recognition. In subsequent periods, the Warrants were marked to market with the changes in fair value recognized as financing expense or income in the consolidated statement of operations.

The warrants were estimated by third party appraiser using the Black-Scholes option-pricing model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date.

The following are the data and assumptions used as of September 3, 2020:

September, 2020
Common stock price	0.0011
Expected volatility	177.10%
Expected term	5.00
Risk free rate	0.24%
Expected dividend yield	0%

The following are the data and assumptions used as of the balance sheet date:

December 31, 2020
Common stock price	0.002
Expected volatility	227.88%
Expected term	4.68
Risk free rate	0.19%
Expected dividend yield	0%

C.	On June 26, 2020, the Company entered into a Securities Purchase Agreement (“SPA”) with Power Up Lending Group Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with an initial investment in the form of a convertible loan in the principal amount of $67 (the “Initial Investment”). The SPA contemplates additional financing of up to $925 in the aggregate, subject to the agreement of both parties. The funds are expected to be used to finance the Company’s working capital needs.

The convertible loan will bear interest at an annual rate of eight percent (8%) with a maturity date of June 25, 2021 (the “Maturity Date”). The loan will be convertible after six months into shares of the Company’s common stock at a conversion price equal to seventy-five percent (75%) of the average of the lowest trading price for the Company’s common stock during the twenty (20) trading day period prior to the conversion date. The Company agreed to an original issue discount of $9 and to reimburse the Investor for its costs in the amount of $3. Accordingly, the net proceeds to the Company from the Initial Investment amounted to $55.

The SPA and the convertible note contain events of default, including, among other things, failure to repay the loan amount by the Maturity Date, and bankruptcy and insolvency events, that could result in the acceleration of the Investor’s right to convert the loan amount into shares of common stock.

On December 28, 2020 and pursuant to the SPA, Power- Up exercised its option to convert the second Convertible Promissory Note principal in the amount of $38,100 into 36,286 shares of Common Stock of the Company.

On December 31, 2020 and pursuant to the SPA, Power- Up exercised its option to convert the second Convertible Promissory Note principal in the amount of $23,100 into 22,000 shares of Common Stock of the Company.

The fair value of the convertible component was estimated by third party appraiser using the Monte Carlo Simulation Model to compute the fair value of the derivative and to mark to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of the balance sheet date:

December 30, 2020
Common stock price	0.002
Expected volatility	274.38%
Expected term	0.48
Risk free rate	0.09%
Forfeiture rate	0%
Expected dividend yield	0%

The following table presents the changes in fair value of the level 3 liabilities for the year ended December 31, 2019 and as of December 31, 2020:

	Warrants	Convertible component
	(U.S. dollars in thousands)
Outstanding at December 31, 2019	319	1,053
Fair value converted	(20)	(151)
Fair value of issued level 3 liability	8	127
Changes in fair value	(287)	(536)
Outstanding at December 31, 2020	20	493

D.	On August 22, 2018 the Company (through a related company) entered into a Secured Loan and Service Agreement with an affiliated entity of Moshe Zuk (hereunder “Zuk”) for the finance of the ongoing working capital of the Company, according to which Zuk granted the Company a loan in the amount of $200,000. The loan bears a monthly interest at a rate of 2% paid quarterly and calculated daily. The loan was guaranteed by the Company and by one of its shareholders.

In addition, Zuk granted the Company a credit line of up to $300,000 per year. The credit line shall bear a monthly interest of 1.5% of the utilized credit line. As of the date of this financial statements, the Company has not utilized such line of credit.

In addition, the Company issued Zuk 395,500 shares of common stock of the Company representing 7% of the issued and outstanding shares of the Company on a fully diluted basis, and warrants to purchase 169,500 shares of common stock of the Company representing 3% of the issued and outstanding shares of the Company on a fully diluted basis, against payment of $50,000. The Company estimated the fair value of such shares and warrants at a total of $334,000 of which $215,000 and $119,000 were recorded for interest expenses for the years ended December 31, 2019 and 2018, respectively.

On December 31, 2018, the balance of the Zuk loan, net of the unamortized portion of the Zuk shares and options, amounted to $7,000 and was presented in Other Current Assets.

E.	On March 24, 2019, the Company entered into a Convertible Loan Agreement with Moshe Zuk (the “Lender”). Under the agreement, the Lender provided the Company with a loan in the amount of fifty thousand dollars ($50,000). The Company undertook to repay the loan principal, plus annual interest of 12%, within one year. The Lender may convert the loan plus interest into shares of the Company’s common stock at a price per share based on the lower of (a) a discount of twenty percent (20%) to the valuation of the Company at the Company’s first financing round, or (b) a one million-dollar ($1,000,000) valuation.